Leases	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases
10.	Leases

Effective on July 1, 2020, the Group adopted Topic 842. At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. The leases of the Group mainly consisted of office leasing.

For the year ended June 30, 2025 and 2026, all of the Group’s leases are short-term leases with lease terms of twelve months or less. Since the Group elected the short-term lease exemption for all contracts with lease term of twelve months or less, the Group did not recognize the right-of-use assets and lease liabilities for such new short-term lease accordingly. And the Group adopted simplified calculation in lease expenses thereafter.

For the years ended June 30, 2024, 2025 and 2026, the lease expenses were as follow:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Operating lease expenses	126,000	-	-
Short-term rental expenses	11,314	28,286	22,728